Revenue Recognition - Changes in Company's Contract Liabilities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 JPY (¥)
Revenue Recognition
Beginning Balance	¥ 245,439
Revenues recognized which were included in the contract liabilities balance	(101,666)
Remaining amounts which were newly recognized as contract liabilities	36,668
Ending Balance	¥ 180,441